Business Combination (Details Textual) ₪ in Thousands, $ in Thousands			1 Months Ended
	Mar. 13, 2018 USD ($)	Mar. 07, 2018 USD ($)	Nov. 25, 2018 USD ($)	Nov. 25, 2018 ILS (₪)	Sep. 30, 2018 USD ($)	Jan. 18, 2018 USD ($)
Adaptik Corporation [Member]
Business Combination (Textual)
Total cash consideration		$ 18,518
Paid amount		18,318
Revenue targets over three years (2018-2020)		3,700
Adaptik Corporation [Member] | March 2022 [Member]
Business Combination (Textual)
Paid amount		$ 200
Alius Group Inc. [Member]
Business Combination (Textual)
Total cash consideration						$ 16,600
Percentage of share capital						100.00%
Pleasant Valley Business Solutions, LLC [Member]
Business Combination (Textual)
Total cash consideration	$ 7,600
Revenue targets over three years (2018-2020)	$ 3,200
Percentage of share capital	100.00%
Noah Technologies Ltd [Member]
Business Combination (Textual)
Total cash consideration			$ 1,626
Revenue targets over three years (2018-2020)			$ 330
Percentage of share capital			100.00%	100.00%
Performance based payment			$ 1,067
Noah Technologies Ltd [Member] | NIS [Member]
Business Combination (Textual)
Performance based payment | ₪				₪ 4,000
Matrix [Member]
Business Combination (Textual)
Total cash consideration					$ 2,275
Performance based payment					$ 224